Inventories and Work in Progress - Summary of Inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of inventories [abstract]
Inventories of raw materials	€ 64
Work in progress	3,150	€ 2,338
Allowance for inventory write-down (charged to income statement)	(1,177)	(772)
Total net value of the inventories	€ 2,038	€ 1,566	[1]

[1]	The financial statements as of December 31, 2019 were prepared using the modified retrospective method of IFRS 16 accounting standard, requiring no restatement of the comparative period.